Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The following unaudited interim consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). Accordingly, such interim financial statements do not include all the information and footnotes required by accounting principles generally accepted in the United States (“GAAP”) for complete annual financial statements. The information furnished reflects all adjustments, consisting only of normal recurring items which are, in the opinion of management, necessary in order to make the financial statements not misleading. The results of operations for the interim periods are not necessarily indicative of the results to be expected for the full year. The consolidated balance sheet as of December 31, 2022 has been derived from the Company’s annual financial statements that were audited by our independent registered public accounting firm but does not include all of the information and footnotes required for complete annual financial statements. These financial statements should be read in conjunction with the audited consolidated financial statements and notes thereto which are included in our Annual Report on Form 10-K for the year ended December 31, 2022 filed with the SEC on April 17, 2023 for a broader discussion of our business and the risks inherent in such business.

Basis of Presentation The accompanying financial statements of the Company were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the Company, Keeler & Co, Inc. a wholly owned subsidiary, Coastal Pride Seafood, LLC (“Coastal Pride”), a wholly owned subsidiary of Keeler & Co., Inc. and Taste of BC Aquafarms, Inc. (“TOBC”), a wholly owned subsidiary. All intercompany balances and transactions have been eliminated in consolidation.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

The Company accounts for business combinations under the acquisition method of accounting in accordance with ASC 805, “Business Combinations,” where the total purchase price is allocated to the tangible and identified intangible assets acquired and liabilities assumed based on their estimated fair values. The purchase price is allocated using the information currently available, and may be adjusted, up to one year from acquisition date, after obtaining more information regarding, among other things, asset valuations, liabilities assumed, and revisions to preliminary estimates. The purchase price in excess of the fair value of the tangible and identified intangible assets acquired less liabilities assumed is recognized as goodwill.

The Company reviews its goodwill for impairment annually or whenever events or circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable. In accordance with its policies, the Company performed an assessment of goodwill and recognized an impairment loss on goodwill of $1,244,309 related to Coastal Pride and TOBC for the year ended December 31, 2022. No impairment was recognized for the nine months ended September 30, 2023.

Goodwill and Other Intangible Assets

Goodwill and other intangible assets include the cost of the acquired business in excess of the fair value of the net assets recorded in connection with an acquisition. Other intangible assets include customer relationships, non-compete agreements, and trademarks. The Company reviews its long-lived intangibles and goodwill for impairment annually or whenever events or circumstances indicate that the carrying amount of the asset exceeds its fair value and may not be recoverable.

Impairments are recorded as impairment charges in the Company’s Consolidated Statements of Operations and Comprehensive Loss, and a reduction of the asset’s carrying value in the Company’s Consolidated Balance Sheets when they occur. In accordance with its policies, an annual impairment analysis for goodwill was completed for Coastal Pride and TOBC due to the lower forecasted revenues and gross losses recognized for the year ended December 31, 2022 as a result of the effect of the COVID-19 pandemic on the Company’s business, and the Company recognized an impairment loss on goodwill of $1,244,309 related to Coastal Pride and TOBC for the year ended December 31, 2022. No impairment was recognized for the year ended December 31, 2021.

Long-lived Assets

Long-lived Assets

Management reviews long-lived assets, including finite-lived intangible assets, for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Cash flows expected to be generated by the related assets are estimated over the asset’s useful life on an undiscounted basis. If the evaluation indicates that the carrying value of the asset may not be recoverable, the potential impairment is measured using fair value. Fair value estimates are completed using a discounted cash flow analysis. Impairment losses for assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

In accordance with its policies, the Company performed an assessment of its long-lived assets and recognized an impairment loss on customer relationships, trademarks, non-compete agreements of $1,595,677, $1,006,185 and $78,116, respectively, and an impairment on fixed assets of $1,873,619 for the year ended December 31, 2022. No impairment was recognized during the nine months ended September 30, 2023.

Long-lived Assets

Management reviews long-lived assets, including finite-lived intangible assets, for indicators of impairment whenever events or changes in circumstances indicate that the carrying value may not be recoverable. Cash flows expected to be generated by the related assets are estimated over the asset’s useful life on an undiscounted basis. If the evaluation indicates that the carrying value of the asset may not be recoverable, the potential impairment is measured using fair value. Fair value estimates are completed using a discounted cash flow analysis. Impairment losses for assets to be disposed of, if any, are based on the estimated proceeds to be received, less costs of disposal.

Impairments are recorded as impairment charges in the Company’s Consolidated Statements of Operations and Comprehensive Loss, and a reduction of the asset’s carrying value in the Company’s Consolidated Balance Sheets when they occur. In accordance with its policies, an annual impairment analysis for long-lived assets was completed for Coastal Pride and TOBC due to the lower forecasted revenues and gross losses recognized for the year ended December 31, 2022 as a result of the effect of the COVID-19 pandemic on the Company’s business, and the Company recognized an impairment on customer relationships, trademarks and non-compete agreements of $1,595,677, $1,006,185 and $78,116, respectively, and an impairment on fixed assets of $1,873,619 for the year ended December 31, 2022. An impairment loss on customer relationships intangible asset of $374,300 was recognized for the year ended December 31, 2021.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company maintains cash balances with financial institutions in excess of Federal Deposit Insurance Company (“FDIC”) insured limits. The Company has not experienced any losses on such accounts and believes it does not have a significant exposure.

The Company considers all highly liquid investments with an original maturity of three months or less to be cash equivalents. As of December 31, 2022 and 2021, the Company had no cash equivalents.

The Company considers any cash balance in the lender designated cash collateral account as restricted cash. All cash proceeds must be deposited into the cash collateral account, and will be cleared and applied to the line of credit. The Company has no access to this account, and the purpose of the funds is restricted to repayment of the line of credit.

Accounts Receivable

Accounts Receivable

Accounts receivable consist of unsecured obligations due from customers under normal trade terms, usually net 30 days. The Company grants credit to its customers based on the Company’s evaluation of a particular customer’s credit worthiness.

Allowances for credit losses are maintained for potential credit losses based on the age of the accounts receivable and the results of the Company’s periodic credit evaluations of its customers’ financial condition. Receivables are written off as uncollectible and deducted from the allowance for doubtful accounts after collection efforts have been deemed to be unsuccessful. Subsequent recoveries are netted against the allowance for credit losses. The Company generally does not charge interest on receivables.

Receivables are net of estimated allowances for credit losses and sales return, allowances and discounts. They are stated at estimated net realizable value. Allowances for credit losses, sales returns, discounts and refunds of $3,239 were recorded for the nine months ended September 30, 2023.

Accounts Receivable

Accounts receivable consist of unsecured obligations due from customers under normal trade terms, usually net 30 days. The Company grants credit to its customers based on the Company’s evaluation of a particular customer’s credit worthiness.

Allowances for doubtful accounts are maintained for potential credit losses based on the age of the accounts receivable and the results of the Company’s periodic credit evaluations of its customers’ financial condition. Receivables are written off as uncollectible and deducted from the allowance for doubtful accounts after collection efforts have been deemed to be unsuccessful. Subsequent recoveries are netted against the provision for doubtful accounts expense. The Company generally does not charge interest on receivables.

Receivables are net of estimated allowances for doubtful accounts and sales return, allowances and discounts. They are stated at estimated net realizable value. As of December 31, 2022, and 2021, the Company recorded sales return, allowances, discounts and refund liability of approximately $94,000 and $66,000, respectively. There was no allowance for bad debt recorded during the years ended December 31, 2022 and 2021.

Inventories

Inventories

Substantially all of the Company’s inventory consists of packaged crab meat located at a public cold storage facility and merchandise in transit from suppliers. The Company also has eggs and fish in process inventory from TOBC. The cost of inventory is primarily determined using the specific identification method for crab meat. Fish in process inventory is measured based on the estimated biomass of fish on hand. The Company has established a standard procedure to estimate the biomass of fish on hand using counting and sampling techniques. Inventory is valued at the lower of cost or net realizable value, cost being determined using the first-in, first-out method for crab meat and using various estimates and assumptions in regard to the calculation of the biomass, including expected yield, market value of the biomass, and estimated costs of completion.

Merchandise is purchased cost and freight shipping point and becomes the Company’s asset and liability upon leaving the suppliers’ warehouse.

The Company periodically reviews the value of items in inventory and records an allowance to reduce the carrying value of inventory to the lower of cost or net realizable value based on its assessment of market conditions, inventory turnover and current stock levels. For the nine months ended September 30, 2023, the Company recorded no inventory write-downs or allowances. For the year ended December 31, 2022, the Company recorded an inventory adjustment to reduce the carrying value of inventory to the lower of cost or net realizable value in the amount of $743,218 which was charged to cost of goods sold.

The Company’s inventory as of September 30, 2023 and December 31, 2022 consists of:

	September 30, 2023	December 31, 2022

Inventory purchased for resale	$1,707,713	$3,052,518
Feeds and eggs processed	105,955	156,984
In-transit inventory	176,995	1,598,650
Inventory, net	$1,990,663	$4,808,152

Inventories

Substantially all of the Company’s inventory consists of packaged crab meat located at a public cold storage facility and merchandise in transit from suppliers. The Company also has eggs and fish in process inventory from TOBC. The cost of inventory is primarily determined using the specific identification method for crab meat. Fish in process inventory is measured based on the estimated biomass of fish on hand. The Company has established a standard procedure to estimate the biomass of fish on hand using counting and sampling techniques. Inventory is valued at the lower of cost or net realizable value, cost being determined using the first-in, first-out method for crab meat and using various estimates and assumptions in regard to the calculation of the biomass, including expected yield, market value of the biomass, and estimated costs of completion.

Merchandise is purchased cost and freight shipping point and becomes the Company’s asset and liability upon leaving the suppliers’ warehouse.

The Company periodically reviews the value of items in inventory and records an allowance to reduce the carrying value of inventory to the lower of cost or net realizable value based on its assessment of market conditions, inventory turnover and current stock levels. Inventory write-downs are charged to cost of goods sold. For the year ended December 31, 2022, the Company recorded an inventory adjustment to reduce the carrying value of inventory to the lower of cost or net realizable value in the amount of $743,218 which was charged to cost of goods sold.

The Company’s inventory as of December 31, 2022 and December 31, 2021 consists of:

	December 31, 2022	December 31, 2021

Inventory purchased for resale	$3,052,518	$863,967
Feeds and eggs processed	156,984	72,733
In-transit inventory	1,598,650	1,182,741
Inventory allowance	-	-
Inventory, net	$4,808,152	$2,119,441

Advances to Suppliers and Related Party

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, including of Bacolod Blue Star Export Corp. (“Bacolod”), a related party based in the Philippines. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of September 30, 2023, and December 31, 2022, the balance due from the related party for future shipments was approximately $1,300,000. No new purchases have been made from Bacolod since November 2020. There was no cost of revenue related to inventories purchased from Bacolod recorded for the nine months ended September 30, 2023 and 2022.

Advances to Suppliers and Related Party

In the normal course of business, the Company may advance payments to its suppliers, including Bacolod, a related party. These advances are in the form of prepayments for products that will ship within a short window of time. In the event that it becomes necessary for the Company to return products or adjust for quality issues, the Company is issued a credit by the vendor in the normal course of business and these credits are also reflected against future shipments.

As of December 31, 2022, and December 31, 2021, the balance due from Bacolod for future shipments was approximately $1,300,000. No new purchases have been made from Bacolod since November 2020. There was no cost of revenue related to inventories purchased from Bacolod recorded for the years ended December 31, 2022 and 2021.

Fixed Assets

Fixed Assets

Fixed assets are stated at cost less accumulated depreciation and are being depreciated using the straight-line method over the estimated useful life of the asset as follows:

RAS System	10 years
Furniture and fixtures	7 to 10 years
Computer equipment	5 years
Warehouse and refrigeration equipment	10 years
Leasehold improvements	7 years
Automobile	5 years
Trade show booth	7 years

The RAS system is comprised of tanks, plumbing, pumps, controls, hatchery, tools and other equipment all working together for the TOBC facility.

Leasehold improvements are amortized using the straight-line method over the shorter of the expected life of the improvement or the remaining lease term.

The Company capitalizes expenditures for major improvements and additions and expenses those items which do not improve or extend the useful life of the fixed assets.

The Company reviews fixed assets for recoverability if events or changes in circumstances indicate the assets may be impaired. For the year ended December 31, 2022, an impairment was recorded related to Coastal Pride and TOBC fixed assets of $1,873,619.

Other Comprehensive (loss) Income

Other Comprehensive (loss) Income

The Company reports its comprehensive (loss) income in accordance with ASC 220, Comprehensive Income, which establishes standards for reporting and presenting comprehensive (loss) income and its components in a full set of financial statements. Other comprehensive (loss) income consists of net income (loss) and cumulative foreign currency translation adjustments.

Foreign Currency Exchange Rates Risk

Foreign Currency Exchange Rates Risk

The Company manages its exposure to fluctuations in foreign currency exchange rates through its normal operating activities. Its primary focus is to monitor exposure to, and manage, the economic foreign currency exchange risks faced by, its operations and realized when the Company exchanges one currency for another. The Company’s operations primarily utilize the U.S. dollar and Canadian dollar as its functional currencies. Movements in foreign currency exchange rates affect its financial statements.

Foreign Currency Translation

The Company’s functional and reporting currency is the U.S. Dollars. The assets and liabilities held by TOBC have a functional currency other than the U.S. Dollar. The TOBC results were translated into U.S. Dollars at exchange rates in effect at the end of each reporting period. TOBC’s revenue and expenses were translated into U.S. Dollars at the average rates that prevailed during the period. The rate used in the financial statements for TOBC as presented for December 31, 2022 was 0.80 Canadian Dollars to U.S. Dollars and for December 31, 2021 was 0.79 Canadian Dollars to U.S. Dollars. The resulting net translation gains and losses are reported as foreign currency translation adjustments in stockholders’ equity as a component of comprehensive (loss) income. The Company recorded foreign currency translation adjustment of approximately $60,100 and $54,200 for the years ended December 31, 2022 and December 31, 2021, respectively.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, as such, we record revenue when our customer obtains control of the promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. The Company’s source of revenue is from importing blue and red swimming crab meat primarily from Mexico, Indonesia, the Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh, and steelhead salmon and rainbow trout fingerlings produced by TOBC under the brand name Little Cedar Farms for distribution in Canada. The Company sells primarily to food service distributors. The Company also sells its products to wholesalers, retail establishments and seafood distributors.

To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer by receipt of purchase orders and confirmations sent by the Company which includes a required line of credit approval process, (2) identify the performance obligations in the contract which includes shipment of goods to the customer FOB shipping point or destination, (3) determine the transaction price which initiates with the purchase order received from the customer and confirmation sent by the Company and will include discounts and allowances by customer if any, (4) allocate the transaction price to the performance obligations in the contract which is the shipment of the goods to the customer and transaction price determined in step 3 above and (5) recognize revenue when (or as) the entity satisfies a performance obligation which is when the Company transfers control of the goods to the customers by shipment or delivery of the products.

The Company elected an accounting policy to treat shipping and handling activities as fulfillment activities. Consideration payable to a customer is recorded as a reduction of the arrangement’s transaction price, thereby reducing the amount of revenue recognized, unless the payment is for distinct goods or services received from the customer.

Revenue Recognition

The Company recognizes revenue in accordance with Accounting Standards Codification (ASC) 606, Revenue from Contracts with Customers, as such, we record revenue when our customer obtains control of the promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. The Company’s source of revenue is from importing blue and red swimming crab meat primarily from Mexico, Indonesia, the Philippines and China and distributing it in the United States and Canada under several brand names such as Blue Star, Oceanica, Pacifika, Crab & Go, First Choice, Good Stuff and Coastal Pride Fresh and steelhead salmon and rainbow trout fingerlings produced by TOBC under the brand name Little Cedar Farms for distribution in Canada. We sell primarily to food service distributors. The Company also sells its products to wholesalers, retail establishments and seafood distributors.

To determine revenue recognition for the arrangements that the Company determines are within the scope of Topic 606, the Company performs the following five steps: (1) identify the contract(s) with a customer by receipt of purchase orders and confirmations sent by the Company which includes a required line of credit approval process, (2) identify the performance obligations in the contract which includes shipment of goods to the customer at FOB shipping point or destination, (3) determine the transaction price which initiates with the purchase order received from the customer and confirmation sent by the Company and will include discounts and allowances by customer if any, (4) allocate the transaction price to the performance obligations in the contract which is the shipment of the goods to the customer and transaction price determined in step 3 above and (5) recognize revenue when (or as) the entity satisfies a performance obligation which is when the Company transfers control of the goods to the customers by shipment or delivery of the products.

The Company elected an accounting policy to treat shipping and handling activities as fulfillment activities. Consideration payable to a customer is recorded as a reduction of the arrangement’s transaction price, thereby reducing the amount of revenue recognized, unless the payment is for distinct goods or services received from the customer.

Deferred Income		Deferred Income The Company recognizes deferred income for advance payments received from customers for which sales have not yet occurred.
Lease Accounting

Lease Accounting

The Company accounts for its leases under ASC 842, Leases, which requires all leases to be reported on the balance sheet as right-of-use assets and lease obligations. The Company elected the practical expedients permitted under the transition guidance that retained the lease classification and initial direct costs for any leases that existed prior to adoption of the standard.

The Company categorizes leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that would allow the Company to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. The Company did not have any finance leases as of September 30, 2023. The Company’s leases generally have terms that range from three years for equipment and six to seven years for real property. The Company elected the accounting policy to include both the lease and non-lease components of its agreements as a single component and accounts for them as a lease.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments, reduced by landlord incentives, plus any direct costs from executing the lease. Lease assets are tested for impairment in the same manner as long-lived assets used in operations. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the lease term.

When we have the option to extend the lease term, terminate the lease before the contractual expiration date, or purchase the leased asset, and it is reasonably certain that we will exercise the option, we consider these options in determining the classification and measurement of the lease. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

The table below presents the lease-related assets and liabilities recorded on the balance sheet as of September 30, 2023.

September 30, 2023
Assets
Operating lease assets	$159,915

Liabilities
Current
Operating lease liabilities	$50,769
Noncurrent
Operating lease liabilities	$108,526

Supplemental cash flow information related to leases were as follows:

Nine Months Ended September 30, 2023

Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$37,626
ROU assets recognized in exchange for lease obligations:
Operating leases	$-

The table below presents the remaining lease term and discount rates for operating leases.

September 30, 2023
Weighted-average remaining lease term
Operating leases	3.10 years
Weighted-average discount rate
Operating leases	6.8%

Maturities of lease liabilities as of September 30, 2023 were as follows:

Operating Leases

2023 (three months remaining)	16,250
2024	59,001
2025	43,941
2026	43,941
2027	10,985
Total lease payments	174,118
Less: amount of lease payments representing interest	(14,823)
Present value of future minimum lease payments	$159,295
Less: current obligations under leases	$(50,769)
Non-current obligations	$108,526

Leases

The Company accounts for its leases under ASC 842, Leases, which requires all leases to be reported on the balance sheet as right-of-use assets and lease obligations. The Company elected the practical expedients permitted under the transition guidance that retained the lease classification and initial direct costs for any leases that existed prior to adoption of the standard.

The Company categorizes leases with contractual terms longer than twelve months as either operating or finance. Finance leases are generally those leases that would allow the Company to substantially utilize or pay for the entire asset over its estimated life. Assets acquired under finance leases are recorded in property and equipment, net. All other leases are categorized as operating leases. The Company did not have any finance leases as of December 31, 2022. The Company’s leases generally have terms that range from three years for equipment and six to seven years for real property. The Company elected the accounting policy to include both the lease and non-lease components of its agreements as a single component and accounts for them as a lease.

Lease liabilities are recognized at the present value of the fixed lease payments using a discount rate based on similarly secured borrowings available to us. Lease assets are recognized based on the initial present value of the fixed lease payments, reduced by landlord incentives, plus any direct costs from executing the leases. Lease assets are tested for impairment in the same manner as long-lived assets used in operations. Leasehold improvements are capitalized at cost and amortized over the lesser of their expected useful life or the lease term.

When the Company has the option to extend the lease term, terminate the lease before the contractual expiration date, or purchase the leased asset, and it is reasonably certain that the Company will exercise the option, it considers these options in determining the classification and measurement of the lease. Costs associated with operating lease assets are recognized on a straight-line basis within operating expenses over the term of the lease.

The table below presents the lease-related assets and liabilities recorded on the balance sheets.

December 31, 2022
Assets
Operating lease assets	$197,540

Liabilities
Current	$57,329
Operating lease liabilities
Noncurrent
Operating lease liabilities	$139,631

Supplemental cash flow information related to leases were as follows:

Year Ended December 31, 2022
Cash used in operating activities:
Operating leases	$58,723
ROU assets recognized in exchange for lease obligations:
Operating leases	$185,135

The table below presents the remaining lease term and discount rates for operating leases.

December 31, 2022
Weighted-average remaining lease term
Operating leases	3.70 years
Weighted-average discount rate
Operating leases	6.7%

Maturities of lease liabilities as of December 31, 2022, were as follows:

Operating Leases

2023	$70,241
2024	58,827
2025	43,767
2026	43,767
2027	10,942
Total lease payments	$227,544
Less: amount of lease payments representing interest	(30,584)
Present value of future minimum lease payments	$196,960
Less: current obligations under leases	$(57,329)
Non-current obligations	$139,631

Advertising

Advertising

The Company expenses the costs of advertising as incurred. Advertising expenses which are included in Other Operating Expenses were approximately $5,400 and $5,700, for the years ended December 31, 2022 and 2021, respectively.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Customer Concentration

Customer Concentration

The Company had nine customers which accounted for approximately 59% of revenue during the year ended December 31, 2022. One customer accounted for 36% of revenue during the year ended December 31, 2022.

The Company had ten customers which accounted for approximately 52% of revenue during the year ended December 31, 2021. One customer accounted for 24% of revenue during the year ended December 31, 2021. Outstanding receivables from these customers accounted for approximately 59% of the total accounts receivable as of December 31, 2021.

The loss of any major customer could have a material adverse impact on the Company’s results of operations, cash flows and financial position.

Supplier Concentration

Supplier Concentration

The Company had five major suppliers located in the United States, Indonesia, Vietnam and China and which accounted for approximately 76% of the Company’s total purchases during the year ended December 31, 2022. The Company’s largest supplier is located in Indonesia and accounted for 29% of the Company’s total purchases in the year ended December 31, 2022.

The Company had four suppliers which accounted for approximately 70% of the Company’s total purchases during the year ended December 31, 2021. These four suppliers are located in the United States, Indonesia, Mexico and China, which accounted for approximately 80% of the Company’s total purchases during the year. During 2021, the Company purchased inventory from one non-affiliated Mexican supplier that made up the balance of 42% of the supply concentration.

The loss of any major supplier could have a material adverse impact on the Company’s results of operations, cash flows and financial position.

Fair Value Measurements and Financial Instruments

Fair Value Measurements and Financial Instruments

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and is measured using inputs in one of the following three categories:

Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

The Company’s financial instruments include cash, accounts receivable, accounts payable, accrued expenses, and debt obligations. The Company believes the carrying values of cash, accounts receivable, accounts payable and accrued expenses approximate their fair values because they are short term in nature or payable on demand. The carrying value of long-term debt approximates fair value since the related rates of interest approximate current market rates. The Company does not have any assets or liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2022 and 2021.

Earnings or Loss per Share

Earnings or Loss per Share

The Company accounts for earnings per share pursuant to ASC 260, Earnings per Share, which requires disclosure on the financial statements of “basic” and “diluted” earnings (loss) per share. Basic earnings (loss) per share are computed by dividing net income (loss) by the weighted average number of common shares outstanding for the year. Diluted earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding plus common stock equivalents (if dilutive) related to stock options and warrants for each year. As further described in Note 9 - Series A Convertible Preferred Stock, as of December 31, 2021, 1,413 shares of preferred stock were converted into 706,500 shares of common stock. As further described in Notes 10 and 11 – Options and Warrants, as of December 31, 2022 and 2021, 4,121,633 and 3,431,250 options may be exercised, respectively, and 2,413,500 and 1,538,500 warrants are exercisable, respectively.

As there was a net loss for the years ended December 31, 2022 and December 31, 2021, basic and diluted losses per share each year are the same.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, “Compensation-Stock Compensation”. ASC 718 requires companies to measure the cost of services received in exchange for an award of equity instruments, including stock options, based on the grant-date fair value of the award and to recognize it as compensation expense over the period the individual is required to provide service in exchange for the award, usually the vesting period. The Company accounts for forfeitures as they occur.

Related Parties

Related Parties

The Company accounts for related party transactions in accordance with ASC 850 (“Related Party Disclosures”). A party is considered to be related to the Company if the party directly or indirectly or through one or more intermediaries, controls, is controlled by, or is under common control with the Company. Related parties also include principal owners of the Company, its management, members of the immediate families of principal owners of the Company and its management and other parties with which the Company may deal if one party controls or can significantly influence the management or operating policies of the other to an extent that one of the transacting parties might be prevented from fully pursuing its own separate interests. A party which can significantly influence the management or operating policies of the transacting parties or if it has an ownership interest in one of the transacting parties and can significantly influence the other to an extent that one or more of the transacting parties might be prevented from fully pursuing its own separate interests is also a related party.

As of December 31, 2022, and 2021, there was approximately $67,000 and $143,300 in interest paid to related parties notes payable. See Note 7 Debt for further information.

Income Taxes

Income Taxes

The Company accounts for income taxes utilizing the liability method, where deferred tax assets and liabilities are determined based on the expected future tax consequences of temporary differences between the carrying amounts of assets and liabilities for financial and income tax reporting purposes, using enacted statutory tax rates in effect for the year in which the differences are expected to reverse. The effects of future changes in tax laws or rates are not included in the measurement. Income tax expense is the total of the current year income tax due and the change in deferred tax assets and liabilities. Deferred tax assets and liabilities are the expected future tax amounts for the temporary differences between carrying amounts and tax bases of assets and liabilities, computed using enacted tax rates. A valuation allowance, if needed, reduces deferred tax assets to the amount expected to be realized. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes.

A tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded.

The Company’s policy is to recognize interest and penalties on uncertain tax positions in “Income tax expense” in the Consolidated Statements of Operations. There were no amounts related to interest and penalties recognized for the years ended December 31, 2022 or 2021.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

ASU 2016-13 Financial Instruments – Credit Losses (Topic 326)

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires entities to use a forward-looking, expected loss model to estimate credit losses. It also requires entities to consider additional disclosures related to credit quality of trade and other receivables, including information related to management’s estimate of credit allowances. ASU 2016-13 was further amended in November 2018 by ASU 2018-19, Codification Improvements to Topic 236, Financial Instrument-Credit Losses. For public business entities that are Securities and Exchange Commission filers excluding smaller reporting companies, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. On October 16, 2019, FASB voted to delay implementation of ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326) – Measurement of Credit Losses on Financial Instruments.” For all other entities, the amendments are now effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. On November 15, 2019, FASB issued an Accounting Standard Update No. 2019-10 to amend the implementation date to fiscal year beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The Company adopted this ASU on January 1, 2023 related to its trade receivables and determined no material impact of the adoption of the ASU on the Company’s consolidated financial statements.

Recent Accounting Pronouncements

ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40).

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40). The ASU simplifies the accounting for certain financial instruments with characteristics of liabilities and equity. The FASB reduced the number of accounting models for convertible debt and convertible preferred stock instruments and made certain disclosure amendments to improve the information provided to users. In addition, the FASB amended the derivative guidance for the “own stock” scope exception and certain aspects of the EPS guidance. The guidance is effective for smaller reporting companies for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. The Company adopted the ASU effective January 1, 2022 and applied the provisions of the ASU to the convertible note issued during the year ended December 31, 2022.

ASU 2016-13 Financial Instruments – Credit Losses (Topic 326)

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments, which requires entities to use a forward-looking, expected loss model to estimate credit losses. It also requires entities to consider additional disclosures related to credit quality of trade and other receivables, including information related to management’s estimate of credit allowances. ASU 2016-13 was further amended in November 2018 by ASU 2018-19, Codification Improvements to Topic 236, Financial Instrument-Credit Losses. For public business entities that are Securities and Exchange Commission filers excluding smaller reporting companies, the amendments are effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. For all other public business entities, the amendments are effective for fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. On October 16, 2019, FASB voted to delay implementation of ASU No. 2016-13, “Financial Instruments-Credit Losses (Topic 326) - Measurement of Credit Losses on Financial Instruments.” For all other entities, the amendments are now effective for fiscal years beginning after December 15, 2021, and interim periods within fiscal years beginning after December 15, 2022. On November 15, 2019, FASB issued an Accounting Standard Update No. 2019-10 to amend the implementation date to fiscal year beginning after December 15, 2022, including interim periods within those fiscal years. Early adoption is permitted for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. As this ASU became effective on January 1, 2023, the Company continues to evaluate the impact of these amendments to the Company’s financial position and results of operations and currently expects no material impact of the adoption of the amendments on the Company’s consolidated financial statements.

Fair Value Measurements and Financial Instruments

Fair Value Measurements and Financial Instruments

Fair value is defined as the amount that would be received for selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date and is measured using inputs in one of the following three categories:

Level 1 measurements are based on unadjusted quoted prices in active markets for identical assets or liabilities that we have the ability to access. Valuation of these items does not entail a significant amount of judgment.

Level 2 measurements are based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active or market data other than quoted prices that are observable for the assets or liabilities.

Level 3 measurements are based on unobservable data that are supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Our financial instruments include cash, accounts receivable, accounts payable, accrued expenses, debt obligations, derivative liabilities and warrant liabilities. We believe the carrying values of our cash, accounts receivable, accounts payable, and accrued expenses financial instruments approximate their fair values because they are short term in nature or payable on demand. The derivative liability is the embedded conversion feature on the 2023 Lind convertible note. All derivatives and warrant liabilities are recorded at fair value. The change in fair value for derivatives and warrants liabilities is recognized in earnings. The Company’s derivative and warrant liabilities are measured at fair value on a recurring basis as of September 30, 2023.

	September 30, 2023
		Fair Value Measurement using Fair Value Hierarchy
	Fair Value	Level 1	Level 2	Level 3
Liabilities
Derivative liability on convertible debt	$1,481,807	$-	$-	$1,481,807
Warrant liability	2,103,122	-	-	2,103,122
Total	$3,584,929	$-	$-	$3,584,929

The table below presents the change in the fair value of the derivative liability convertible debt and warrant liability during the nine months ended September 30, 2023:

Derivative liability balance, January 1, 2023	-
Issuance of derivative liability during the period	264,688
Change in derivative liability during the period	165,714
Derivative liability balance, June 30, 2023	$430,402
Issuance of derivative liability during the period	118,984
Change in derivative liability during the period	932,421
Derivative liability balance, September 30, 2023	$1,481,807

Warrant liability balance, January 1, 2023	-
Issuance of warrant liability during the period	381,538
Change in warrant liability during the period	(265,291)
Warrant liability balance, June 30, 2023	$116,247
Issuance of warrant liability during the period	4,650,502
Settlement of warrant liability	(490,992)
Change in warrant liability during the period	(2,172,635)
Warrant liability balance, September 30, 2023	$2,103,122

Reverse Stock Split

Reverse Stock Split

On March 29, 2023, the Company’s board of directors approved, and on May 10, 2023, at a special meeting of the stockholders, holders of approximately 87.08% of the Company’s voting power, approved the granting of authority to the Board to amend the Company’s Certificate of Incorporation to effect a reverse stock split of the issued and outstanding shares of the Company’s common stock, by a ratio of not less than 1-for-2 and not more than 1-for-50, with the exact ratio to be determined by the Board.

On June 1, 2023, the Board determined to effectuate the Reverse Stock Split and on June 9, 2023, the Company amended its Certificate of Incorporation to effect the Reverse Stock Split, effective as of June 21, 2023.